REVENUE	12 Months Ended
Dec. 31, 2021
REVENUE

NOTE 8: REVENUE

	12.31.2021	12.31.2020	12.31.2019

Energy sales to the Spot Market (1)	167	179	249
Energy sales by supply contracts	380	323	285
Fuel supply	104	54	282
Other sales	5	3	3
Generation sales subtotal	656	559	819

Oil, gas and liquid sales	330	217	171
Other sales	10	10	7
Oil and gas sales subtotal	340	227	178

Petrochemicals products	490	267	323
Petrochemicals sales subtotal	490	267	323

Technical assistance services and administartion sales	22	20	20
Holding and others subtotal	22	20	20
Total revenue	1,508	1,073	1,340

(1)	As of December 31, 2019, includes US$ 5.9 million related to the agreement for the regularization and settlement of receivables executed with the WEM on August 5, 2019.